Schedule H, Line 4i: Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 034
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment
RYAM 401(k) Plan for Fernandina Hourly Employees
Schedule H, Line 4i: Schedule of Assets (Held at End of Year)
As of December 31, 2025

Plan Number 034
Employer Identification Number 46-4559529

(a)	(b) Identity of Issue	(c) Description	(d) Cost	(e) Current Value
	MassMutual	MassMutual Stable Value Core	(1)	$5,588,308
	BlackRock	BlackRock LifePath Index 2040 Fund G	(1)	2,502,384
*	Fidelity	Fidelity 500 Index	(1)	2,403,930
	BlackRock	BlackRock LifePath Index 2035 Fund G	(1)	2,296,417
	BlackRock	BlackRock LifePath Index Retirement Fund G	(1)	2,064,121
	BlackRock	BlackRock LifePath Index 2030 Fund G	(1)	1,860,448
	BlackRock	BlackRock LifePath Index 2055 Fund G	(1)	1,369,916
	American Funds	American Funds Growth Fund of Amer R6	(1)	1,267,450
	BlackRock	BlackRock LifePath Index 2050 Fund G	(1)	1,083,757
	BlackRock	BlackRock LifePath Index 2045 Fund G	(1)	948,167
	BlackRock	BlackRock LifePath Index 2065 Fund G	(1)	463,307
	BlackRock	BlackRock LifePath Index 2060 Fund G	(1)	435,286
*	Fidelity	Fidelity International Index Fund	(1)	207,294
*	Fidelity	Fidelity Mid Cap Index Fund	(1)	168,329
*	Fidelity	Fidelity U.S. Bond Index Fund	(1)	158,715
	Great Gray	Small Cap Growth Fund Class I1	(1)	130,615
*	Fidelity	Fidelity Small Cap Index Fund	(1)	128,217
	Great Gray	Great Gray Europacific Trust Class I1	(1)	110,234
	Great Gray	Lord Abbett Core Bond CIT	(1)	99,393
	Great Gray	Mid Cap Growth Fund II Class I1	(1)	91,330
	PIMCO	PIMCO Income Institutional	(1)	88,524
	Great Gray	Small Cap Value Fund III Class I1	(1)	66,328
	Great Gray	Large Cap Value Fund II Class I1	(1)	51,181
	Great Gray	Mid Cap Value Fund Class I1	(1)	23,882
*	Fidelity	Fidelity Government Money Market Fund Class K6	(1)	12,508
	BlackRock	BlackRock LifePath Index 2070 Fund G	(1)	4,736
*	Common Stock	Rayonier Advanced Materials Inc. Common Stock	(1)	545,884
*	Participant Loans	Participant Loans**	N/A	1,036,507
				$25,207,168

*	Denotes exempt party-in-interest transaction.
**	These loans bear fixed interest rates of 4.25% to 9.50% with maturities through October 24, 2040.
(1)	Investments are participant directed, thus cost information is not required.